1
Nuveen International Value Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.8%
X –
COMMON STOCKS - 96 .8 % X 94,456,343
Automobiles & Components - 4.8%
988,818 Dowlais Group PLC $ 1,295,735
13,065 Hyundai Motor Co 1,015,665
13,133 (b) Toyota Motor Corp, Sponsored ADR 2,360,657
Total Automobiles & Components 4,672,057
Banks - 10.4%
752,449 Barclays PLC 1,450,292
265,331 ING Groep NV 3,497,080
150,178 Nordea Bank Abp 1,648,713
149,332 Oversea-Chinese Banking Corp Ltd 1,396,560
56,400 Sumitomo Mitsui Trust Holdings Inc 2,123,292
Total Banks 10,115,937
Capital Goods - 11.2%
58,585 Komatsu Ltd 1,580,103
49,131 Mabuchi Motor Co Ltd 1,466,367
300,584 Melrose Industries PLC 1,713,448
156,800 Mitsubishi Electric Corp 1,937,179
17,498 Siemens AG 2,500,615
12,509 Thales SA 1,758,054
Total Capital Goods 10,955,766
Commercial & Professional Services - 3.6%
46,008 Adecco Group AG 1,889,692
13,211 Wolters Kluwer NV 1,599,527
Total Commercial & Professional Services 3,489,219
Consumer Discretionary Distribution & Retail - 0.9%
1,127,000 Topsports International Holdings Ltd, 144A 852,060
Total Consumer Discretionary Distribution & Retail 852,060
Consumer Durables & Apparel - 3.6%
2,496 Kering SA 1,134,090
45,364 Sekisui House Ltd 902,809
1,056,873 Taylor Wimpey PLC 1,507,289
Total Consumer Durables & Apparel 3,544,188
Consumer Services - 3.1%
41,640 Accor SA 1,400,537
527,091 (c) Sands China Ltd 1,602,873
Total Consumer Services 3,003,410
Consumer Staples Distribution & Retail - 3.0%
30,000 Seven & i Holdings Co Ltd 1,174,505
555,080 Tesco PLC 1,785,405
Total Consumer Staples Distribution & Retail 2,959,910
Energy - 6.9%
53,660 Shell PLC, ADR 3,454,631
131,946 Technip Energies NV 3,276,025
Total Energy 6,730,656

Nuveen International Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
2
Shares Description (a) Value
Financial Services - 4.6%
16,965 Groupe Bruxelles Lambert NV $ 1,262,369
129,278 UBS Group AG 3,186,703
Total Financial Services 4,449,072
Food, Beverage & Tobacco - 1.7%
18,446 Heineken NV 1,626,227
Total Food, Beverage & Tobacco 1,626,227
Health Care Equipment & Services - 1.6%
35,480 Fresenius Medical Care AG & Co KGaA 1,525,354
Total Health Care Equipment & Services 1,525,354
Insurance - 6.7%
6,288 Allianz SE 1,496,394
35,776 Axis Capital Holdings Ltd 2,016,693
29,151 NN Group NV 934,528
49,900 Sompo Holdings Inc 2,138,552
Total Insurance 6,586,167
Materials - 5.5%
27,655 Agnico Eagle Mines Ltd 1,256,920
68,185 BHP Group Ltd 1,915,372
9,199 DSM-Firmenich AG 777,342
23,127 Nutrien Ltd 1,428,229
Total Materials 5,377,863
Media & Entertainment - 3.7%
8,792 (c) Baidu Inc, Sponsored ADR 1,181,205
32,135 Publicis Groupe SA 2,432,383
Total Media & Entertainment 3,613,588
Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
23,371 Bayer AG 1,122,378
71,240 GSK PLC 1,289,002
25,944 Sanofi 2,785,743
31,000 Takeda Pharmaceutical Co Ltd 960,892
Total Pharmaceuticals, Biotechnology & Life Sciences 6,158,015
Real Estate Management & Development - 1.9%
210,754 City Developments Ltd 1,017,074
601,000 Hang Lung Properties Ltd 822,263
Total Real Estate Management & Development 1,839,337
Semiconductors & Semiconductor Equipment - 5.2%
49,661 AIXTRON SE 1,819,021
93,600 Rohm Co Ltd 1,759,610
90,000 Taiwan Semiconductor Manufacturing Co Ltd 1,467,561
Total Semiconductors & Semiconductor Equipment 5,046,192
Software & Services - 3.0%
9,550 (c) Check Point Software Technologies Ltd 1,272,824
12,909 SAP SE 1,670,967
Total Software & Services 2,943,791
Technology Hardware & Equipment - 1.4%
23,700 FUJIFILM Holdings Corp 1,371,058
Total Technology Hardware & Equipment 1,371,058

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Shares Description (a) Value
Telecommunication Services - 2.8%
51,618 Nippon Telegraph & Telephone Corp, ADR $ 1,527,180
30,726 SK Telecom Co Ltd 1,183,690
Total Telecommunication Services 2,710,870
Transportation - 3.5%
46,024 DHL Group 1,867,448
82,400 Japan Airlines Co Ltd 1,600,964
Total Transportation 3,468,412
Utilities - 1.4%
118,501 National Grid PLC 1,417,194
Total Utilities 1,417,194
Total Common Stocks
(cost $74,902,470) 94,456,343
Total Long-Term Investments
(cost $74,902,470) 94,456,343
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5% X –
2,434,534 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 2,434,534
Total Investments Purchased with Collateral from Securities Lending
(cost $2,434,534) 2,434,534
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.8%
X –
REPURCHASE AGREEMENTS - 2 .8% 2,710,869
$ 141 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $140,888,
collateralized by $199,800, U.S. Treasury Note, 2.875%, due
5/15/52, value $143,716
1.600% 10/02/23 $ 140,869
2,570 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $2,571,131,
collateralized by $3,290,500, U.S. Treasury Note, 3.375%, due
11/15/48, value $2,621,430
5.280% 10/02/23 2,570,000
Total Repurchase Agreements
(cost $2,710,869) 2,710,869
Total Short-Term Investments
(cost $2,710,869) 2,710,869
Total Investments (cost $ 80,047,873 ) - 102 .1% 99,601,746
Other Assets & Liabilities, Net -  (2.1)% (2,044,027)
Net Assets - 100% $ 97,557,719

Nuveen International Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
4
the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 17,453,596 $ 77,002,747 $ – $ 94,456,343
Investments Purchased with Collateral from
Securities Lending 2,434,534 – – 2,434,534
Short-Term Investments:
Repurchase Agreements – 2,710,869 – 2,710,869
Total
$ 19,888,130 $ 79,713,616 $ – $ 99,601,746
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,336,930.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt